Long-Term Debt (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2.25% Convertible Notes due 2036
Contractual interest expense and the discount amortization
Year-to-date contractual interest expense	$ 1,875	$ 4,112	$ 4,112
Year-to-date discount amortization	5,366	7,530	6,948
Debt Instrument, Interest Rate, Effective Percentage	7.70%	7.70%	7.70%
3.00% Convertible Notes due 2020
Contractual interest expense and the discount amortization
Year-to-date contractual interest expense	1,839	3,450	3,450
Year-to-date discount amortization	$ 1,810	$ 3,251	$ 2,966
Debt Instrument, Interest Rate, Effective Percentage	8.60%	8.60%	8.60%